Investments in unconsolidated entities (Details)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Investments		$ 84,713	¥ 600,000
19.9% Investment [Member]
Schedule of Investments [Line Items]
Investments	[1]	282,378	2,000,000	2,000,000
4.4% Investment [Member]
Schedule of Investments [Line Items]
Investments	[2]	70,595	500,000	500,000
5% Investment [Member]
Schedule of Investments [Line Items]
Investments	[3]	84,713	600,000	600,000
3% Investment [Member]
Schedule of Investments [Line Items]
Investments	[4]	141,189	1,000,000	1,000,000
2% Investment [Member]
Schedule of Investments [Line Items]
Investments	[5]	84,713	600,000
Impairment [Member]
Schedule of Investments [Line Items]
Impairment of investments		$ (578,875)	¥ (4,100,000)	¥ (4,100,000)

[1]	In August 2016, Shenzhen Mengyun invested RMB 2,000,000 in a company in the technology development and animation design areas for 19.9% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 2,000,000 impairment loss for the investment in 2018.
[2]	In November 2015, Shanghai Mengyun invested RMB 500,000 in a company in the database service for 4.44% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 500,000 impairment loss for the investment in 2018.
[3]	In September 2021, Shenzhen Mengyun invested RMB 600,000 in a company specializing in research and development of smart wearable devices for 5% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 600,000 impairment loss for the investment in 2022.
[4]	In October 2021, Shenzhen Mengyun invested RMB 1,000,000 in a company specializing in VR/AR education technology for 3% equity interest. Due to the continual losses, the Company believes that the probability of recovering the investment is low. Therefore, the Company accrued RMB 1,000,000 impairment loss for the investment in 2022.
[5]	In March 2023, Shenzhen Mengyun invested RMB 600,000 in a company in the technology development and animation design areas for 2% equity interest.